Document and Entity Information	Sep. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000877860
Document Type	8-K
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	NATIONAL HEALTH INVESTORS INC
Entity Incorporation State Country Code	MD
Entity File Number	001-10822
Entity Tax Identification Number	62-1470956
Entity Address, Address Line One	222 Robert Rose Drive
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37129
City Area Code	(615)
Local Phone Number	890-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false